PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2025
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
PENSION AND OTHER POST-EMPLOYMENT BENEFITS

29.  PENSION AND OTHER POST-EMPLOYMENT BENEFITS

The details of pension and other post-employment benefit liabilities are as follows:

	Notes	2024	2025
Pension benefit and other post-employment benefit obligations
Pension benefit program
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	3,543	3,725
Additional pension benefit obligation	29a.i.a.ii	42	42
The Company - unfunded	29a.i.b	215	216
Telkomsel	29a.ii	4,950	5,978
Projected pension benefit obligations		8,750	9,961
Net periodic post-employment health care benefit	29b	1,550	1,708
Other post-employment benefit	29c	175	187
Long service employee benefit	29d	1	1
Obligation under the Labor Law	29e	1,064	1,139
Total		11,540	12,996

The details of net pension benefit expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows:

	Notes	2023	2024	2025
Pension benefit cost
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	629	518	357
Additional pension benefit obligation	29a.i.a.ii	3	3	3
The Company - unfunded	29a.i.b	54	(27)	25
Telkomsel	29a.ii	633	663	978
Total periodic pension benefit cost		1,319	1,157	1,363
Net periodic post-employment health care benefit cost	25,29b	205	282	281
Other post-employment benefit cost	25,29c	22	20	17
Long service employee benefit cost	25,29d	1	0	1
Labor Law employee benefit cost	25,29e	217	232	192
Total		1,764	1,691	1,854

The amounts recognized in OCI are as follows:

	Notes	2023	2024	2025
Defined benefit plan actuarial gain (loss)
The Company - funded	29a.i.a
Defined pension benefit obligation	29a.i.a.i	(524)	72	(381)
Additional pension benefit obligation	29a.i.a.ii	1	1	(1)
The Company - unfunded	29a.i.b	246	(53)	14
Telkomsel	29a.ii	91	420	(77)
Total periodic pension benefit cost		(186)	440	(445)
Post-employment health care benefit cost	29b	(1,265)	202	123
Other post-employment benefit cost	29c	(2)	6	(6)
Long service employee benefit cost	29c	—	0	—
Labor Law employee benefit cost	29e	41	107	5
Sub-total		(1,412)	755	(323)
Deferred tax effect at the applicable tax rates		23	(120)	87
Defined benefit plan actuarial gain (loss) - net of tax		(1,389)	635	(236)

The following table presents the changes in projected pension benefit obligations and post-employment health care benefit obligations, changes in pension benefit and post-employment health care benefit plan assets, funded status of the pension plan and post-employment health care benefit plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2024 and 2025, under the defined benefit pension plan:

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2024	23,718	(20,052)	5,796	(1,070)	14,624	(13,154)	9,862

Service costs	279	—	346	—	—	—	625
Transferred employees costs	(2)	1	2	(2)	—	—	(1)
Interest costs (income)	1,533	(1,304)	381	(65)	966	(866)	645
Plan administration cost	(115)	115	—	1	—	182	183
Additional welfare benefits	34	—	—	—	—	—	34
Cost recognized in the consolidated statement of profit or loss	1,729	(1,188)	729	(66)	966	(684)	1,486

Actuarial (gain) loss on:
Experience adjustments	(609)	—	(121)	—	65	—	(665)
Changes in demographic assumptions	(1)	—	—	—	0	—	(1)
Changes in financial assumptions	(491)	—	(314)	—	(863)	—	(1,668)
Return on plan assets (excluding amount included in net interest expense)	—	1,029	—	15	—	596	1,640
Cost recognized in OCI	(1,101)	1,029	(435)	15	(798)	596	(694)

Employer’s contributions	—	(558)	—	(18)	—	—	(576)
Pension plan participants’ contributions	13	(13)	1	(1)	—	—	—
Benefits paid from plan assets	(1,948)	1,948	(2)	1	(640)	640	(1)
Benefits paid by employer	(34)	—	—	—	—	—	(34)
Balance, December 31, 2024	22,377	(18,834)	6,089	(1,139)	14,152	(12,602)	10,043
Projected pension benefit obligation at end of year	3,543		4,950		1,550		10,043

	Funded				Post-employment
	Defined pension benefit obligation				health care benefit
	The Company		Telkomsel		The Company
					Projected
	Projected		Projected		post-employment	Post-employment
	pension	Pension	pension	Pension	health care	health care
	benefit	benefit	benefit	benefit	benefit	benefit
	obligations	plan assets	obligations	plan assets	obligation	plan assets	Total
Balance, January 1, 2025	22,377	(18,834)	6,089	(1,139)	14,152	(12,602)	10,043

Service costs	177	—	332	—	—	—	509
Past service costs	—	—	294	—	—	—	294
Interest costs (income)	1,500	(1,271)	406	(55)	970	(862)	688
Plan administration cost	(110)	110	—	1	—	173	174
Cost recognized in the consolidated statement of profit or loss	1,567	(1,161)	1,032	(54)	970	(689)	1,665

Actuarial (gain) loss on:
Experience adjustments	(17)	—	(187)	—	(66)	—	(270)
Changes in demographic assumptions	(1)	—	—	—	0	—	(1)
Changes in financial assumptions	1,053	—	261	—	478	—	1,792
Return on plan assets (excluding amount included in net interest expense)	—	(654)	—	3	—	(535)	(1,186)
Cost recognized in OCI	1,035	(654)	74	3	412	(535)	335

Employer’s contributions	—	(605)	—	(27)	—	—	(632)
Pension plan participants’ contributions	10	(10)	1	(1)	—	—	—
Benefits paid from plan assets	(1,843)	1,843	—	—	(584)	584	—
Benefits paid by employer	(17)	17	(288)	288	—	—	—
Past benefits paid by employer	—	—	(221)	221	—	—	—
Balance, December 31, 2025	23,129	(19,404)	6,687	(709)	14,950	(13,242)	11,411
Projected pension benefit obligation at end of year	3,725		5,978		1,708		11,411

The following table presents the changes in unfunded projected pension benefit obligations, additional pension benefit obligations, other post-employment benefit obligations and obligations under the Labor Law, changes in additional pension benefit plan assets, and net amount recognized in the consolidated statements of financial position as of December 31, 2024 and 2025, under the defined benefit pension plan:

					The Company
	The Company				and its subsidiaries
			Other
	Additional		post-employment	Long service	Obligations
	pension benefit		benefit	employee	under
	obligations	Unfunded	obligations	benefit	the Labor Law	Total
Balance, January 1, 2024	44	258	244	1	1,005	1,552
Service costs	0	9	6	0	204	219
Past service costs	—	—	1	—	18	19
Interest costs	3	14	13	—	10	40
Transferred employees costs	(0)	(0)	(0)	—	(0)	(0)
Early retirement settlement costs	—	(50)	0	(0)	(0)	(50)
Cost recognized in the consolidated statement of profit or loss	3	(27)	20	0	232	228

Actuarial (gain) loss recognized in OCI	(1)	53	(6)	(0)	(107)	(61)
Benefits paid by employer	(4)	(69)	(83)	—	(62)	(218)
Divestment	—	—	—	—	(4)	(4)
Balance, December 31, 2024	42	215	175	1	1,064	1,497

					The Company
	The Company				and its subsidiaries
			Other
	Additional		post-employment	Long service	Obligations
	pension benefit		benefit	employee	under
	obligations	Unfunded	obligations	benefit	the Labor Law	Total
Balance, January 1, 2025	42	215	175	1	1,064	1,497
Service costs	0	10	5	1	134	150
Past service costs	—	—	—	—	(10)	(10)
Interest costs	3	15	12	—	68	98
Cost recognized in the consolidated statement of profit or loss	3	25	17	1	192	238

Actuarial (gain) loss recognized in OCI	1	(14)	6	—	(5)	(12)
Benefits paid by employer	(4)	(10)	(11)	(1)	(68)	(94)
Divestment	—	—	—	—	(44)	(44)
Balance, December 31, 2025	42	216	187	1	1,139	1,585

a.    Pension benefit program

i.    The Company

(a)   Funded pension plan

(i)   Defined pension benefit obligation

The Company sponsors a defined benefit pension plan for employees with permanent status prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Telkom Pension Fund (“Dana Pensiun Telkom” or “Dapen”). Pension Fund Management in accordance with the Pension Fund and Investment Directives Regulations determined by the Founder is carried out by the Board of Management. The Board of Management is monitored by the Oversight Board consisting of representatives of the Company and participants.

The pension benefits are paid based on the participating employees’ latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% (before March 2003: 8.4%) of their basic salaries to the pension fund. The Company made contributions to the pension fund amounted to Rp558 billion and Rp605 billion, for the years ended December 31, 2024 and 2025, respectively.

Risks exposed to defined benefit programs are risks such as asset volatility and changes in bond yields. The project liabilities are calculated using a discount rate that refers to the level of government bond yields, if the return on program assets is lower, it will result in a program deficit. A decrease in the yield of government bonds will increase the program liabilities, although this will be offset in part by an increase in the value of the program bonds held. The Company ensures that the investment position is set within the framework of asset-liability matching ("ALM") that has been formed to achieve long-term results that are in line with the liabilities in the defined benefit pension plan. Within the ALM framework, the Company's objective is to adjust its pension assets and liabilities by investing in a well diversified portfolio to produce an optimal rate of return, taking into account the level of risk. Investment in the program has been well diversified, so that one investment's poor performance will not have a material impact on all asset groups.

As of December 31, 2024 and 2025, plan assets consist of:

	2024		2025
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	921	—	1,255	—
Equity instruments:
Financials	1,265	—	1,004	—
Consumer non-cyclicals	48	—	325	—
Basic material	203	—	383	—
Infrastructures	510	—	431	—
Energy	146	—	175	—
Technology	91	—	91	—
Industrials	239	—	268	—
Consumer cyclicals	448	—	60	—
Properties and real estate	110	—	75	—
Healthcare	175	—	141	—
Transportation and logistic	4	—	7	—
Equity-based mutual fund	193	—	74	—
Fixed income instruments:
Corporate bonds	—	2,034	—	2,031
Government bonds	10,608	—	11,191	—
Fixed income mutual funds	—	66	—	—
Index mutual funds	—	—	14	—
Medium-term notes (“MTN”)	—	100	—	105
Asset-backed securities	—	7	—	5
Sukuk	—	935	—	980
Non-public equity:
Direct placement	—	377	—	359
Property	—	202	—	204
Others	—	356	—	495
Total	14,961	4,077	15,494	4,179

Pension plan assets include Series B shares issued by the Company with fair values totaling Rp294 billion and Rp256 billion, representing 1.54% and 1.32% of total plan assets as of December 31, 2024 and 2025, respectively, and bonds issued by the Company with fair value totaling Rp338 billion and Rp248 billion, representing 1.78% and 1.28% of total plan assets as of December 31, 2024 and 2025, respectively.

The expected return is determined based on market expectation for returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp275 billion and Rp1,924 billion for the years ended December 31, 2024 and 2025, respectively. Based on the Company’s policy issued on January 14, 2014 regarding Dapen’s Funding Policy, the Company will not contribute to Dapen when Dapen’s Funding Sufficiency Ratio ("FSR") is above 105%. Based on Dapen’s financial statements as of December 31, 2025, Dapen's FSR is below 105%. Therefore, the Company will contribute to the defined benefit pension plan.

Based on the Company regulations issued on September 30, 2022, regarding the Pension Fund Regulations from the Telkom Pension Fund, the Company stipulates those retirees who quit other than because of Disciplinary Punishment, Early Retirement, and at their own request and receive Pension Benefits of less than Rp1 million per month are given increase in monthly Pension Benefits to Rp1 million. In 2024 and 2025, the Company provided employee welfare benefit to pensioners and pension beneficiaries who entered their retirement period before June 30, 2002 amounting to Rp34 billion and Rp17 billion, respectively.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2023, 2024 and 2025 with report dated March 1, 2024, March 19, 2025, and April 15, 2026, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Discount rate	6.75%	7.00%	6.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2019	2019	2019

(ii)    Additional pension benefit obligation

Based on the Company Regulations issued on September 30, 2022, regarding the Regulations on Pension Funds from Telkom Pension Funds, the Company organizes a Defined Contribution Other Benefit Program (“PMLIP”) in the form of Additional Benefits. PMLIP participants are entitled to receive Periodic Pension Benefits every month in accordance with the provisions in the Pension Fund Regulations. Additional Benefit Funds are sourced from Employer Additional Benefit contributions and provision for investment development proceeds if the FSR is achieved above 102% and the rate of Return on Investment (“ROI”) is above the actuarial interest rate for funding. The employer's additional benefit contribution for each PMLIP participant is set at Rp120 thousand for a 12-month contribution period which is calculated proportionally according to the amount received.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2023, 2024 and 2025 with report dated March 1, 2024, March 19, 2025, and April 15, 2026, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Discount rate	6.75%	7.00%	6.50%
Indonesian mortality table	2019	2019	2019

Additional pension benefit obligation has been set aside since 2018 according to the approval by the Oversight Board. As of December 31, 2025, there are no additional obligations set aside because the requirements for recognizing additional benefits as mentioned above have not been fulfilled.

(b)  Unfunded pension plan

The Company sponsors unfunded defined benefit pension plans and a defined contribution pension plan for its employees. The defined contribution pension plan is provided to employees with permanent status hired on or after July 1, 2002. The plan is managed by Financial Institutions Pension Fund (Dana Pensiun Lembaga Keuangan or “DPLK”). The Company’s contribution to DPLK is determined based on a certain percentage of the participants’ salaries and amounted to Rp52 billion and Rp48 billion for the years ended December 31, 2024 and 2025, respectively.

Since 2007, the Company has provided pension benefit based on uniformization for both participants prior to and from April 20, 1992 effective for employees retiring beginning February 1, 2009. In 2010, the Company replaced the uniformization with Manfaat Pensiun Sekaligus (“MPS”). MPS is given to those employees reaching retirement age, upon death or upon becoming disabled starting from February 1, 2009.

The Company also provides benefits to employees during a pre-retirement period in which they are inactive for 6 months prior to their normal retirement age of 56 years, known as pre-retirement benefits (Masa Persiapan Pensiun or “MPP”). During the pre-retirement period, the employees still receive benefits provided to active employees, which include, but are not limited to, regular salary, health care, annual leave, bonus and other benefits. Since April 1, 2012, the employee is required to file a request for MPP and if the employee does not file the request, such employee is required to work until the retirement date.

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2023, 2024 and 2025 with report dated March 1, 2024, March 19, 2025, and April 15, 2026, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Discount rate	6.75%	7.00%	6.25%
Rate of compensation increases	6.10%-8.00%	6.00%-8.00%	6.00%-8.00%
Indonesian mortality table	2019	2019	2019

ii.    Telkomsel

Telkomsel provides a defined benefit pension plan to its employees. Under this plan, employees are entitled to pension benefits determined based on their latest basic salary or take-home pay (exclusive of functional allowances) and number of service years. The plan is managed by PT Asuransi Jiwasraya (Persero) (“Jiwasraya”), a state-owned life insurance company, through an annuity insurance contract. Until 2004, employees contributed 5% of their monthly salaries to the plan, while Telkomsel contributed the remaining part required under the plan. Beginning in 2005, Telkomsel has been taking responsibility for the full amount of the contributions.

On April 23, 2021, Telkomsel and Jiwasraya agreed to terminate the insurance program contract (as mentioned above) and entered into restructuring agreement. The agreement replaced the benefit plan from annuities to lumpsum benefit. Based on this agreement, both parties agreed to determine the Cash Value ("CV”) at the termination date which divided into CV for active participant and passive participant amounting to Rp857 billion and Rp73 billion, respectively.

There was a 5% cut from CV for active participant, hence the 95% of Rp857 billion (or equal to Rp814 billion) plus Rp73 billion will be the amount that subsequently taken over by PT Asuransi Jiwa IFG (“IFG Life”) when the agreement with IFG Life become effective and accordingly, the restructuring agreement will be terminated. As of November 30, 2023, the cash fund had been completely taken over by IFG Life with no changes was applied to the terms of the plan and cash value being transferred at the transfer date, and accordingly, the restructuring agreement was terminated.

On June 27, 2023, the Company and Telkomsel signed an agreement regarding Dapen to appoint Telkomsel as a Partner of the Company as the sole Founder, which resulted in rights and obligations to Telkomsel as governed in the Pension Fund Agreement effective from the business transfer of IndiHome consumer business segment to Telkomsel.

Effective from the business transfer of IndiHome consumer business segment to Telkomsel, Telkomsel sponsors a defined benefit pension plan for transferring employees hired prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Dapen. Dapen is managed in accordance with the Pension Fund and Investment Directives Regulations, which is determined by the Company as the Founder and is carried out by the Board of Management. The Board of Management is monitored by the Oversight Board, appointed by the Founder.

The pension benefits are paid based on the participating employee’s latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% of their basic salaries to the pension fund. Telkomsel’s contribution to the pension fund for the year ended December 31, 2025 was amounting to Rp27 billion (2024: Rp18 billion).

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2023, 2024 and 2025 with report dated March 5, 2024, March 6, 2025, and February 13, 2026, respectively, by KKA Halim and Partner, an independent actuary in association with Milliman. The principal actuarial assumptions used by the independent actuary as of December 31, 2023, 2024 and 2025, are as follows:

	2023	2024	2025
Discount rate	6.70%	7.10%	6.30%
Rate of compensation increases	7.50%-8.00%	7.25%-8.00%	7.00%-8.00%
Indonesian mortality table	2019	2019	2019

b.   Post-employment health care benefit cost

The Company provides post-employment health care benefits to all its employees hired before November 1, 1995 who have worked for the Company for 20 years or more when they retire, and to their eligible dependents. The requirement to work for 20 years does not apply to employees who retired prior to June 3, 1995. The employees hired by the Company starting from November 1, 1995 are no longer entitled to this plan. The plan is managed by Yayasan Kesehatan Telkom (“Yakes Telkom”).

The defined contribution post-employment health care benefit plan is provided to employees with permanent status hired on or after November 1, 1995 or employees with terms of service less than 20 years at the time of retirement. The Company did not make contributions to Yakes Telkom for the years ended December 31, 2024 and 2025. As of December 31, 2024 and 2025, plan assets consist of:

	2024		2025
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	375	—	700	—
Equity instruments:
Financials	1,070	—	983	—
Consumer non-cyclicals	78	—	300	—
Basic material	197	—	276	—
Infrastructures	517	—	500	—
Energy	164	—	238	—
Technology	43	—	62	—
Industrials	242	—	296	—
Consumer cyclicals	355	—	95	—
Properties and real estate	96	—	79	—
Healthcare	118	—	99	—
Transportation and logistic	4	—	3	—
Equity-based mutual funds	313	—	326	—
Fixed income instruments:
Government obligations	1,837	—	2,321	—
Corporate obligations	196	—	447	—
Fixed income mutual funds	6,484	—	5,972	—
Exchange Traded Fund (“ETF”)	24	—	35	—
Index mutual funds	5	—	—	—
Unlisted shares:
Private placement	—	507	—	535
Total	12,118	507	12,732	535

Yakes Telkom plan assets also include Series B shares issued by the Company with fair value totaling Rp217 billion and Rp251 billion, representing 1.72% and 1.89% of total plan assets as of December 31, 2024 and 2025, respectively. Bonds issued by The Company with a fair value of Rp69 billion and Rp99 billion each represent 0.55% and 0.74% of total assets as of December 31, 2024 and 2025. The expected return is determined based on market expectation for the returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp270 billion and Rp1,397 billion for the years ended December 31, 2024 and 2025, respectively.

The actuarial valuation for post-employment health care benefit was performed based on the measurement date as of December 31, 2023, 2024 and 2025 with report dated March 1, 2024, March 19, 2025 and April 15, 2026, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Discount rate	6.75%	7.00%	6.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Indonesian mortality table	2019	2019	2019

c.   Other post-employment benefits cost

The Company provides other post-employment benefits in the form of cash paid to employees on their retirement or termination. These benefits consist of final housing allowance (Biaya Fasilitas Perumahan Terakhir or “BFPT”) and home passage leave (Biaya Perjalanan Pensiun dan Purnabhakti or “BPP") and death allowance (Meninggal Dunia or "MD" allowance) is given to employees who have passed away with an amount of 12 times from the last salary.

The actuarial valuation for other post-employment benefit was performed based on the measurement date as of December 31, 2023, 2024, and 2025, with reports dated March 1, 2024, March 19, 2025 and April 15, 2026, respectively, by KKA I Gde Eka Sarmaja, FSAI and Partner. The principal actuarial assumptions used by the independent actuary as of December 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
Discount rate	6.50%	7.00%	6.00%
Indonesian mortality table	2019	2019	2019

d.   Long service employee benefit

The Company provides long service employee benefit to employee hired before July 1, 2002 and have a service period of more than 30 years and retired after September 19, 2019. Total obligation recognized as of December 31, 2024 and 2025 amounted to Rp1 billion and Rp1 billion, respectively. The related long service employee benefits cost charged to expense amounted to Rp1 billion, Rp1 billion and Rp1 billion for the years ended December 31, 2023, 2024 and 2025, respectively.

e.   Obligation under the Labor Law

Under Law No. 11 Year 2020, the Group is required to provide minimum pension benefits, if not covered yet by the sponsored pension plans, to its employees upon retirement. Total obligation recognized as of December 31, 2024 and 2025 amounted to Rp1,064 billion and Rp1,139 billion, respectively. The related pension employee benefits cost charged to expense amounted to Rp217 billion, Rp232 billion, Rp192 billion for the years ended December 31, 2023, 2024 and 2025, respectively (Note 25). The actuarial (gain) losses recognized in OCI amounted to Rp41 billion, Rp107 billion, Rp55 billion for the years ended December 31, 2023, 2024 and 2025, respectively.

f.     Maturity Profile of Defined Benefit Obligation (“DBO”)

The timing of benefits payments and weighted average duration of DBO for 2024 and 2025 are as follows:

	Expected Benefits Payment
	The Company
	Funded
					Post-
	Defined	Additional			employment	Other post-	Obligation
	pension benefit	pension benefit			health care	employment	under
Time Period	obligation	obligation	Unfunded	Telkomsel	benefits	benefits	the Labor Law
2024
Within next 10 years	20,107	39	277	5,933	8,159	202	1,857
Within 10-20 years	15,035	28	110	9,831	13,330	118	4,874
Within 20-30 years	8,744	15	212	5,603	13,966	66	3,369
Within 30-40 years	3,079	5	20	93	7,931	2	319
Within 40-50 years	539	1	—	—	2,142	—	—
Within 50-60 years	37	—	—	—	340	—	—
Within 60-70 years	1	—	—	—	62	—	—
Within 70-80 years	—	—	—	—	7	—	—

Weighted average duration of DBO	8.16 years	8.16 years	6.48 years	10.47 years	16.75 years	5.18 years	11.29 years

2025
Within next 10 years	20,124	38	253	6,688	8,654	200	1,848
Within 10-20 years	14,464	27	95	9,486	13,671	119	5,030
Within 20-30 years	8,069	13	195	5,080	13,558	60	3,243
Within 30-40 years	2,667	4	6	77	7,185	1	238
Within 40-50 years	430	1	—	—	1,800	—	—
Within 50-60 years	26	—	—	—	281	—	—
Within 60-70 years	—	—	—	—	52	—	—
Within 70-80 years	—	—	—	—	5	—	—

Weighted average duration of DBO	8.11 years	8.11 years	6.28 years	10 years	16.34 years	5.04 years	11.35 years

g.    Sensitivity Analysis

As of December 31, 2024, and 2025, 1% change in discount rate and rate of compensation would have effect on DBO, as follows:

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease

	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
2024
Funded:
Defined pension benefit obligation	(1,809)	2,113	153	(146)
Unfunded	(11)	12	13	(12)
Telkomsel	(434)	492	531	(475)
Post-employment health care benefits	(1,666)	2,036	1,948	(1,628)
Other post-employment benefits	(9)	10	3	(3)
Obligation under the Labor Law	(71)	94	99	(77)

2025
Funded:
Defined pension benefit obligation	(1,885)	2,205	139	(134)
Unfunded	(10)	11	12	(11)
Telkomsel	(492)	558	595	(534)
Post-employment health care benefits	(1,738)	2,118	2,020	(1,693)
Other post-employment benefits	(9)	10	3	(3)
Obligation under the Labor Law	(93)	100	135	(124)

The sensitivity analysis was determined based on a method that extrapolates the impact on DBO as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The sensitivity results above determine the individual impact on the Plan’s DBO at the end of the year. In reality, the Plan is subject to multiple external experience items which may move the DBO in similar or opposite directions, and the Plan’s sensitivity to such changes can vary over time.

There are no changes in the methods and assumptions used in preparing the sensitivity analysis from the previous period.